--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                [LOGO]

                                                                    July 1, 1997

Dear Shareholder:

    The Sound Shore Fund and the stock market had a great year last quarter, although the exuberance was not shared equally across all the market. The large capitalization S&P 500 Index advanced 17.4%, while the equally weighted S&P 500 gained 14.1% and the S&P 400 midcap 14.7%. The Sound Shore Fund's rise of 16.2% this quarter brought its first half 1997 gain to 18.7% and placed it in the top quartile of equity funds according to Morningstar, where the average fund rose 13.1% for the six months. For the year ending June 30th, the Fund advanced 38.8%, and for five and ten years the average annual return is 21.8% and 15.3%, respectively, exceeding the average return of the Morningstar domestic equity funds for each of the time periods.*

    As has been widely reported, these seem like the good old days. The economy continues to grow (24 quarters in a row), yet interest rates are trending back down. Corporations are benefiting from productivity gains and their profits are often exceeding expectations. Price to earnings ratios (P/Es), which tend to vary inversely with inflation, have moved higher, with lessened competition for stocks from fixed income alternatives. Demand for equities has exceeded supply as corporate share buybacks and acquisitions have overwhelmed the new issue and secondary supply by 4 to 1 ($163 billion to $42 billion).

    Rather than prognosticate macro events and their consequences, we continue to pursue our bottom-up disciplined investment approach, researching stocks selling at a low P/E versus the market and/or significant discounts from their historic P/E norm. We are looking for financially sound, well-run companies with improving fundamentals that we believe investors are temporarily overlooking. And, if we properly gauge the fundamentals, P/E recovery often coincides with the earnings per share gain. Recent examples include Ford Motor and Borg-Warner in the automotive sector, Fred Meyer and Wal-Mart in retailing, and Compuware and IBM in technology.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    To facilitate timely communication with our co-investors, we have entered the brave new on-line world. Sound Shore Fund performance and holdings, as well as several links to commentary by others about our investment approach, are now available on our web site, http://www.soundshorefund.com.

    For more than twelve years, we have been managing the Fund with the same disciplines and fervor we have employed for our institutional portfolios since 1978. To new investors, we thank you for the confidence placed in us. We will strive to continue to earn your trust, as we believe we have for those who have entrusted us with funds for longer periods.

Sincerely,

               [SIG]

T. GIBBS KANE, JR.

PRESIDENT

* MORNINGSTAR DOMESTIC EQUITY FUNDS TOTAL RETURN PERFORMANCE FOR 3 MONTHS 15.4%, 6 MONTHS 13.1%, 1 YEAR 22.3%, 5 YEARS 17.3%, AND 10 YEARS 12.6%. FUNDS INCLUDED IN EACH TIME PERIOD: 2,461, 2,413, 2,236, 819 AND 467, RESPECTIVELY. THE S&P 500 IS AN UNMANAGED INDEX REPRESENTING THE AVERAGE PERFORMANCE OF 500 WIDELY HELD, PUBLICLY TRADED, LARGE CAPITALIZATION STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE INDEX.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE FUND'S AVERAGE ANNUAL TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FORUM FINANCIAL SERVICES, INC. IS THE FUND'S DISTRIBUTOR.

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS
JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               SHARES OR
                                                              FACE AMOUNT    MARKET VALUE
                                                              ------------   -------------
COMMON STOCK (92.6%)
------------------------------------------------------------------------------------------

AIRLINES (3.0%)
Southwest Airlines Co.                                            661,500    $  17,116,258
                                                                             -------------

AUTOMOTIVE (8.7%)
Borg-Warner Automotive, Inc.                                      290,100       15,683,535
Echlin, Inc.                                                      416,100       14,974,475
Ford Motor Co.                                                    519,000       19,592,250
                                                                             -------------
                                                                                50,250,260
                                                                             -------------

BANKING (5.9%)
Banc One Corp.                                                    509,000       24,654,689
Mellon Bank Corp.                                                 131,000        5,918,701
Republic New York Corp.                                            35,000        3,762,500
                                                                             -------------
                                                                                34,335,890
                                                                             -------------

BUILDING CONSTRUCTION (3.5%)
Kaufman & Broad Home Corp.                                        643,500       11,301,473
Lennar Corp.                                                      289,500        9,245,907
                                                                             -------------
                                                                                20,547,380
                                                                             -------------

COMMUNICATIONS (4.1%)
Century Telephone Enterprises, Inc.                               524,100       17,655,621
MCI Communications Corp.                                          165,500        6,286,943
                                                                             -------------
                                                                                23,942,564
                                                                             -------------

COMPUTER EQUIPMENT (9.1%)
IBM Corp.                                                         202,000       18,217,880
Quantum Corp.*                                                    682,500       13,863,282
Varian Associates, Inc.                                           381,500       20,696,375
                                                                             -------------
                                                                                52,777,537
                                                                             -------------

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               SHARES OR
                                                              FACE AMOUNT    MARKET VALUE
                                                              ------------   -------------
COMPUTER SOFTWARE (6.2%)
Compuware Corp.*                                                  370,000    $  17,667,500
Sterling Software, Inc.*                                          582,500       18,201,765
                                                                             -------------
                                                                                35,869,265
                                                                             -------------

DIVERSIFIED INDUSTRIAL (3.0%)
Polaris Industries, Inc.                                          257,300        8,378,333
Wolverine Tube, Inc.                                              312,800        8,715,420
                                                                             -------------
                                                                                17,093,753
                                                                             -------------

ENERGY (8.4%)
Occidental Petroleum Corp.                                        808,000       20,250,501
Sun Co., Inc.                                                     618,500       19,173,500
Tidewater, Inc.                                                   213,400        9,392,300
                                                                             -------------
                                                                                48,816,301
                                                                             -------------

ELECTRONICS (0.9%)
Texas Instruments, Inc.                                            59,000        4,959,689
                                                                             -------------

FINANCE (2.3%)
Fannie Mae                                                        301,000       13,131,126
                                                                             -------------

FINANCIAL SERVICES (4.1%)
MBIA, Inc.                                                        112,500       12,691,409
Morgan Stanley, Dean Witter, Discover and Co.                     249,000       10,722,564
                                                                             -------------
                                                                                23,413,973
                                                                             -------------

HEALTH SERVICES (2.6%)
Beverly Enterprises, Inc.*                                        931,500       15,136,875
                                                                             -------------

HOTELS (0.9%)
La Quinta Inns, Inc.                                              236,000        5,162,501
                                                                             -------------

HOUSEHOLD PRODUCTS -- NONDURABLE (1.9%)
Department 56, Inc.*                                              481,900       10,691,885
                                                                             -------------

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               SHARES OR
                                                              FACE AMOUNT    MARKET VALUE
                                                              ------------   -------------
INSURANCE (9.5%)
Allstate Corp.                                                    120,400    $   8,789,200
John Alden Financial Corp.                                        407,000        8,521,567
Loews Corp.                                                       234,600       23,489,326
PartnerRe Ltd.                                                    368,500       14,049,066
                                                                             -------------
                                                                                54,849,159
                                                                             -------------

MACHINERY (0.9%)
Albany International Corp.                                        219,600        4,941,000
                                                                             -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES (2.4%)
American Greetings Corp.                                          373,000       13,847,627
                                                                             -------------

RETAIL (7.8%)
Fred Meyer, Inc.*                                                 116,700        6,031,934
Toys "R" Us, Inc.*                                                697,000       24,395,000
Wal-Mart Stores, Inc.                                             427,500       14,454,846
                                                                             -------------
                                                                                44,881,780
                                                                             -------------

RESTAURANTS (4.4%)
Brinker International, Inc.*                                    1,030,400       14,683,200
Lone Star Steakhouse & Saloon, Inc.*                              425,000       11,050,000
                                                                             -------------
                                                                                25,733,200
                                                                             -------------

TOYS (3.0%)
Hasbro, Inc.                                                      610,100       17,311,589
                                                                             -------------
TOTAL COMMON STOCK (COST $451,905,615)                                       $ 534,809,612
                                                                             -------------

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               SHARES OR
                                                              FACE AMOUNT    MARKET VALUE
                                                              ------------   -------------
U.S. GOVERNMENT OBLIGATIONS (5.7%)
------------------------------------------------------------------------------------------

U.S. TREASURY BILLS
4.69% yield, 7/3/97                                           $ 6,000,000    $   5,998,437
4.80% yield, 7/24/97                                           12,000,000       11,963,200
4.80% yield, 7/31/97                                            5,000,000        4,980,000
4.88% yield, 8/7/97                                             5,000,000        4,974,923
4.97% yield, 8/14/97                                            5,000,000        4,969,628
                                                                             -------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $32,886,188)                         $  32,886,188
                                                                             -------------

SHORT-TERM HOLDINGS (6.7%)
------------------------------------------------------------------------------------------
Boston 1784 Institutional U.S. Treasury Money Market Fund      30,140,091    $  30,140,091
Dreyfus Government Cash Management Fund                         7,530,621        7,530,621
Forum Daily Assets Treasury Fund                                1,316,160        1,316,160
                                                                             -------------
TOTAL SHORT-TERM HOLDINGS (COST $38,986,872)                                 $  38,986,872
                                                                             -------------
TOTAL INVESTMENTS (105.0%) (COST $523,778,675)                               $ 606,682,672
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.0%)                                  (28,948,414)
                                                                             -------------
NET ASSETS (100.0%) (22,482,159 SHARES OUTSTANDING)                          $ 577,734,258
                                                                             -------------
                                                                             -------------
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)                    $       25.70
                                                                             -------------
                                                                             -------------


AT JUNE 30, 1997 NET ASSETS CONSISTED OF:
------------------------------------------------------------------------------------------
Par Value                                                                    $      22,482
Paid in Capital                                                                488,845,303
Undistributed Net Investment Income (Loss)                                         (78,986)
Unrealized Appreciation on Investments                                          82,903,997
Accumulated Net Realized Gain on Investments                                     6,041,462
                                                                             -------------
NET ASSETS                                                                   $ 577,734,258
                                                                             -------------
                                                                             -------------

* Non-income producing security.

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT INCOME
Income:
    Dividends.....................................  $ 2,153,191
    Interest......................................    1,059,550
                                                    -----------
        Total Income..............................    3,212,741
                                                    -----------
Expenses:
    Investment adviser fee (Note 3)...............    1,311,716
    Administration fee (Note 3)...................      174,896
    Transfer agent fee (Note 3)...................      137,172
    Custodian fee.................................       37,424
    Accounting fee (Note 3).......................      131,172
    Legal fee.....................................        3,500
    Auditing fee..................................       11,750
    Director's fees and expenses (Note 3).........       15,298
    Miscellaneous.................................      104,806
                                                    -----------
        Total Expenses............................    1,927,734
                                                    -----------
Net Investment Income.............................    1,285,007
                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments sold.............    6,052,132
Net change in unrealized appreciation of
 investments......................................   58,017,194
                                                    -----------
Net realized and unrealized gain on investments...   64,069,326
                                                    -----------
Net increase in net assets resulting from
 operations.......................................  $65,354,333
                                                    -----------
                                                    -----------

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                             FOR THE SIX     FOR THE
                                                            MONTHS ENDED    YEAR ENDED
                                                            JUNE 30, 1997  DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                            (UNAUDITED)       1996
                                                            -------------  ------------
Operations:
    Net investment income.................................   $ 1,285,007    $  576,552
    Net realized gain on investments sold.................     6,052,132    12,422,759
    Net change in unrealized appreciation of
      investments.........................................    58,017,194    11,319,079
                                                            -------------  ------------
    Net increase in net assets resulting from
      operations..........................................    65,354,333    24,318,390

Dividends to shareholders from net investment income......    (1,367,635)     (574,084)

Distributions to shareholders from net realized gains.....       --        (12,433,396)

Capital share transactions (Note 5).......................   380,885,672    53,949,300
                                                            -------------  ------------
    Total increase........................................   444,872,370    65,260,210

Net assets:
    Beginning of the year.................................   132,861,888    67,601,678
                                                            -------------  ------------
    End of year (including line A)........................   $577,734,258  1$32,861,888
                                                            -------------  ------------
                                                            -------------  ------------
    (A) Accumulated undistributed net investment income
       (loss).............................................   $   (78,986)   $    3,642
                                                            -------------  ------------
                                                            -------------  ------------

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1.  ORGANIZATION

Sound Shore Fund, Inc. (the "Fund") was incorporated on February 19, 1985, as a no-load, diversified, open-end management investment company under the Investment Company Act of 1940.

2.  SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

  A) SECURITY VALUATION

  Securities traded on a national securities exchange are valued at the last reported sales price. Common stocks which are not so traded, for which no sale was reported, and over-the-counter securities are valued at the mean between the closing bid and asked prices. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a remaining maturity of more than sixty days will be valued at the mean between the last reported bid and asked price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair market value.

  B) INVESTMENT INCOME

  Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

  C) DISTRIBUTIONS TO SHAREHOLDERS

  Dividends from net investment income, if any, are declared and paid semi-annually. Capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations.

  D) FEDERAL TAXES

  The Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

  E) REALIZED GAIN AND LOSS

  Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost.

3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

The investment adviser is Sound Shore Management, Inc. ("Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee, at an annual rate of 0.75% of the Fund's average daily net assets.

OTHER SERVICES

Under the Administration Agreement, effective January 1, 1997, the Fund pays an administration fee to Forum Administrative Services, Limited Liability Company ("FAS") equal to 0.10% of the Fund's average daily net assets. A previous administration agreement in effect with Forum Financial Services, Inc. ("FFSI") was identical in all material terms including fees.

Under the Fund Accounting Agreement, Forum Accounting Services, Limited Liability Company, an affiliate of FAS and FFSI, provides portfolio accounting services to the Fund for a total fee of 0.075% of the Fund's average daily net assets. Under the Transfer Agency Agreement, Forum Financial Corp. provides transfer agency services to the Fund for a total fee of 0.075% plus certain other fees and expenses.

Pursuant to a separate Distribution Services Agreement, FFSI acts as distributor of the Fund's shares and is not paid any fee for its distribution services.

The Fund pays Directors who are unaffiliated with the Adviser or FAS $3,000 per year plus $500 per meeting attended.

Fees payable as of June 30, 1997 to the Adviser and other related parties in the amount of $342,292 and $45,639, respectively.

4.  PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sales of securities (excluding short-term investments) for the six months ended June 30, 1997, aggregated $467,134,066 and $116,138,932 respectively.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

For federal income tax purposes, the tax basis of investment securities owned as of June 30, 1997 was $523,778,675. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $86,150,718 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $3,246,721.

5.  CAPITAL STOCK

As of June 30, 1997, 100,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $488,867,785. Transactions in capital stock were as follows:

                                                                              FOR THE                FOR THE
                                                                          SIX MONTHS ENDED
                                                                           JUNE 30, 1997            YEAR ENDED
                                                                                                DECEMBER 31, 1996
                                                              --------------------------------------------------------
                                                                                            --------------------------
                                                                 SHARES         AMOUNT        SHARES        AMOUNT
                                                              ------------  --------------  ----------  --------------
Sale of shares..............................................    18,561,540  $  435,456,502   2,754,183  $   61,386,956
Reinvestment of distributions...............................        49,118       1,258,464     548,843      11,889,059
Redemption of shares........................................    (2,249,082)    (55,829,294)   (904,527)    (19,326,715)
                                                              ------------  --------------  ----------  --------------
Net increase from capital transactions......................    16,361,576  $  380,885,672   2,398,499  $   53,949,300
                                                              ------------  --------------  ----------  --------------
                                                              ------------  --------------  ----------  --------------

Of the 22,482,159 shares outstanding as of June 30, 1997, the Employees' Profit Sharing Plan of Sound Shore Management, Inc. owned 307,499 shares.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                              ENDED JUNE
                                                  30,                              YEAR ENDED DECEMBER 31,
                                                 1997       ---------------------------------------------------------------------
                                              (UNAUDITED)       1996           1995          1994          1993          1992
                                             -------------  -------------  ------------  ------------  ------------  ------------
Net Asset Value, Beginning of Period.......    $   21.71      $   18.16     $   15.46     $   16.50     $   16.24     $   15.17
                                                  ------         ------        ------        ------        ------        ------
Investment Operations
    Net Investment Income (Loss)...........         0.06           0.13          0.25          0.22          0.14          0.17
    Net Realized and Unrealized Gain (Loss)
      on Investments.......................         3.99           5.90          4.33         (0.17)         1.80          3.02
                                                  ------         ------        ------        ------        ------        ------
Total from Investment Operations...........         4.05           6.03          4.58          0.05          1.94          3.19
                                                  ------         ------        ------        ------        ------        ------
Distributions From
    Net Investment Income..................        (0.06)         (0.13)        (0.21)        (0.22)        (0.14)       (0.175)
    Net Realized Gains.....................       --              (2.35)        (1.67)        (0.87)        (1.54)        (1.95)
                                                  ------         ------        ------        ------        ------        ------
Total Distributions........................        (0.06)         (2.48)        (1.88)        (1.09)        (1.68)        (2.12)
                                                  ------         ------        ------        ------        ------        ------
Net Asset Value, End of Period.............    $   25.70      $   21.71     $   18.16     $   15.46     $   16.50     $   16.24
                                                  ------         ------        ------        ------        ------        ------
                                                  ------         ------        ------        ------        ------        ------

Total Return...............................        18.65%(a)       33.27%       29.87%         0.30%        11.96%        21.17%
Ratio/Supplementary Data
Net Assets at End of Period (in
 thousands)................................      $577,734      $132,862        $67,602       $59,993       $58,179       $39,974
Ratios to Average Net Assets:
    Expenses...............................          1.10%(b)         1.15%        1.15%        1.22%         1.27%         1.37%
    Net investment income..................          0.73%(b)         0.70%        1.41%        1.32%         0.88%         1.10%
Portfolio turnover rate....................         35.28%         69.31%        53.01%        75.52%        90.99%        88.33%
Average commission rate (c)................       $0.0560        $0.0563           N/A           N/A           N/A           N/A

(a) Not annualized.

(b) Annualized.

(c) Amount represents the average commission per share paid to brokers on the purchase or sale of equity securities.

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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
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
----------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
----------------------------------------------

SOUND SHORE FUND, INC.
       Two Portland Square
       Portland, ME 04101

INVESTMENT ADVISER
       Sound Shore Management, Inc.
       P.O. Box 1810
       8 Sound Shore Drive
       Greenwich, Connecticut 06836

ADMINISTRATOR
       Forum Administrative Services, LLC
       Two Portland Square
       Portland, ME 04101

CUSTODIAN
       BankBoston, N.A.
       P.O. Box 1959
       Boston, Massachusetts 02105

TRANSFER AGENT & DIVIDEND
   DISBURSING AGENT
       Forum Financial Corp.
       Two Portland Square
       Portland, Maine 04101

                                     [LOGO]

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1997
                                   (UNAUDITED)